Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
Income before income taxes:
Domestic	$241.9	$209.6	$196.4
Foreign	170.1	78.4	104.2
Income before income taxes:	$412.0	$288.0	$300.6
Income tax expense:
Current:
Domestic	$(38.5)	$(31.1)	$(26.6)
Foreign	8.6	39.8	(6.5)
Current income tax (expense) benefit	(29.9)	8.7	(33.1)
Deferred:
Domestic	(1.4)	(4.5)	(1.3)
Foreign	(117.9)	(50.7)	(37.4)
Deferred income tax expense	(119.3)	(55.2)	(38.7)
Total income tax expense	$(149.2)	$(46.5)	$(71.8)

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
Income tax expense computed at the statutory tax rates	$(58.1)	$(38.7)	$(48.9)
US state income taxes, net of the federal benefit	(8.0)	(5.7)	(3.1)
Asbestos - effect of foreign exchange	(36.8)	20.9	14.9
Expenses not deductible	(2.0)	(5.5)	(4.0)
Stock and executive compensation	(5.5)	(1.7)	(1.3)
Foreign taxes on domestic income	(49.8)	(43.5)	(34.5)
Prior year tax adjustments	5.9	(0.4)	(0.3)
Taxes on foreign income	(1.6)	2.7	4.5
US net operating loss carryback	4.9	25.5	—
Other items	1.8	(0.1)	0.9
Total income tax expense	$(149.2)	$(46.5)	$(71.8)
Effective tax rate	36.2%	16.1%	23.9%

Deferred Tax Assets and Liabilities
Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2021	2020
Deferred tax assets:
Intangible assets	$1,038.7	$1,126.4
Asbestos liability	367.4	319.1
Other provisions and accruals	62.2	54.1
Net operating loss carryforwards	61.0	41.3
Foreign and research tax credit carryforwards	122.1	114.2
Total deferred tax assets	1,651.4	1,655.1
Valuation allowance	(262.7)	(262.9)
Total deferred tax assets net of valuation allowance	1,388.7	1,392.2
Deferred tax liabilities:
Depreciable and amortizable assets	(151.7)	(117.5)
Other	(49.1)	(48.1)
Total deferred tax liabilities	(200.8)	(165.6)
Total deferred taxes, net	$1,187.9	$1,226.6